CONDENSED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS EQUITY/DIVISIONAL EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Offering costs	$ 731